Parent Only Financial Information (Details)	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Line Items]
Percentage of net assets	25.00%
Retroactive Effect [Member]
Parent Only Financial Information [Line Items]
Share split ratio	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.